Document and Entity Information	Nov. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-37386
Entity Registrant Name	FTAI Aviation Ltd.
Entity Central Index Key	0001590364
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	32-0434238
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	45th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	798-6100
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false